Shareholders' Equity (Details) - Schedule of Information about Options Outstanding and Exercisable - 0.003 [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 0.003
Options Outstanding, Number outstanding (in Shares) | shares	501,000
Options Outstanding, Weighted average remaining contractual life	3 years 3 months 7 days
Options Outstanding, Weighted average exercise price	$ 0.003
Options Exercisable, Number exercisable (in Shares) | shares	30,000
Options Exercisable, Weighted average remaining contractual life	1 year 5 months 12 days
Options Exercisable, Weighted average exercise price	$ 0.003